3. Cash (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of cash
	December 31,	December 31,
	2014	2013
Credit requirement	$4,817,881	$2,185,175
Available credit	16,169,271	8,299,273
Cash in trading accounts	$20,987,152	$10,484,448